Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory

The Company’s inventory components as of December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
Total gross inventory, finished goods	$634,000	$297,000
Less: inventory reserve	(43,000)	(111,000)
Total inventory	$591,000	$186,000